Financial assets at fair value through profit or loss (Tables)	6 Months Ended
Jun. 30, 2020
Financial asset at fair value through profit or loss [abstract]
Summary of Financial Assets at Fair Value Through Profit or Loss
2 Financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss
	30 June 2020	31 December 2019
Trading assets	53,781	49,254
Non-trading derivatives	2,488	2,257
Designated at fair value through profit or loss	3,700	3,076
Mandatorily measured at fair value through profit or loss	51,142	41,600
	111,110	96,187